Commitments (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of expected future minimum lease payments	Significant expenditure contracted for at the end of the reporting period but not recognized as liabilities is as follows:
TOTAL
$
Less than 1 year	4,335
1 - 5 years	75
4,410